Leasehold land	12 Months Ended
Dec. 31, 2016
Leasehold Land.
Leasehold land

13. Leasehold Land

The Group’s interests in leasehold land represent prepaid operating lease payments and are located in the PRC.

	2016	2015	2014
	(in US$’000)
Cost
As at January 1	1,651	1,720	1,761
Exchange differences	(110)	(69)	(41)
As at December 31	1,541	1,651	1,720
Accumulated amortization
As at January 1	308	284	253
Amortization expense	35	37	37
Exchange differences	(22)	(13)	(6)
As at December 31	321	308	284
Net book value
As at December 31	1,220	1,343	1,436